Fair Value of Financial Instruments Not Accounted For at Fair Value - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis (Detail) - USD ($)
$ in Thousands
		Jun. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)		$ (692,026)	$ (675,738)
2018 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bonds, Carrying amount		(70,289)	(69,337)
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)	[1]	(71,697)
2017 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bonds, Carrying Amount		(100,000)	(100,000)
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)		(100,000)
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)		(100,000)	(96,481)
Senior unsecured bond, Fair Value (Liability)		(69,235)	(66,004)
Secured term loan facilities and revolving credit facility, Fair Value (Liability)		$ (592,255)	$ (588,713)

[1]	The Company has NOK 600 million of 2018 Bonds that mature in 2023 issued in the Norwegian Bond market (see Note 7—Senior Secured Bond). The Company has entered into a cross-currency interest rate swap agreement, to swap all interest and principal payments of the 2018 Bonds into U.S. Dollars, with the interest payments at 6.608% plus 3-month U.S. LIBOR and the transfer of the principal amount fixed at $71.7 million upon maturity in exchange for NOK 600 million (see Note 9 (Derivative Instruments Accounted for at Fair Value) to the unaudited condensed consolidated financial statements).